PROMISSORY NOTES (Promissory Notes Convertible Into Common Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes Payable	$ 2,336,000	$ 6,372,763
Related Party [Member]
Convertible Notes Payable	1,710,000	2,459,681
Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	585,000	750,000
Debt Instrument, Convertible, Latest Date	Mar. 31, 2013	Mar. 31, 2013
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	400,000	400,000
Debt Instrument, Convertible, Latest Date	Jul. 07, 2013	Jul. 07, 2013
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable	200,000	200,000
Debt Instrument, Convertible, Latest Date	Dec. 19, 2013	Dec. 19, 2013
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable	325,000	325,000
Debt Instrument, Convertible, Latest Date	Feb. 03, 2014	Feb. 03, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable	200,000	200,000
Debt Instrument, Convertible, Latest Date	Apr. 16, 2014	Apr. 16, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable		6,000
Debt Instrument, Convertible, Latest Date		May 11, 2014
Debt Instrument, Interest Rate, Effective Percentage		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Latest Date		Sep. 30, 2011
Debt Instrument, Interest Rate, Effective Percentage		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.50
Related Party [Member] | ABHD Convertible Notes [Member]
Convertible Notes Payable		500,000
Debt Instrument, Convertible, Latest Date		Apr. 30, 2012
Debt Instrument, Unamortized Discount		(21,319)
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.60
Non Related Party [Member]
Convertible Notes Payable	626,000	3,913,082
Non Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	115,000	55,000
Debt Instrument, Convertible, Latest Date	Mar. 31, 2013	Apr. 08, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Non Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	6,000	100,000
Debt Instrument, Convertible, Latest Date	May 11, 2014	Nov. 25, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Non Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable	25,000
Debt Instrument, Convertible, Latest Date	Sep. 30, 2011
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.50
Non Related Party [Member] | Secured ABHD Notes [Member]
Convertible Notes Payable	480,000	25,000
Debt Instrument, Convertible, Latest Date	May 01, 2013	May 15, 2012
Debt Instrument, Unamortized Discount		(441,918)
Debt Instrument, Interest Rate, Effective Percentage	6.00%	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.70	0.70
Non Related Party [Member] | Secured ABHD Notes One [Member]
Convertible Notes Payable		25,000
Debt Instrument, Convertible, Latest Date		May 18, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | Secured ABHD Notes Two [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Latest Date		May 22, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | Secured ABHD Notes Three [Member]
Convertible Notes Payable		550,000
Debt Instrument, Convertible, Latest Date		Jun. 03, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | Secured ABHD Notes Four [Member]
Convertible Notes Payable		675,000
Debt Instrument, Convertible, Latest Date		Jun. 19, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | Secured ABHD Notes Five [Member]
Convertible Notes Payable		650,000
Debt Instrument, Convertible, Latest Date		Jul. 24, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | Secured ABHD Notes Six [Member]
Convertible Notes Payable		1,645,000
Debt Instrument, Convertible, Latest Date		Aug. 18, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | Secured ABHD Notes Seven [Member]
Convertible Notes Payable		380,000
Debt Instrument, Convertible, Latest Date		Aug. 24, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.70
Non Related Party [Member] | ABHD Convertible Notes [Member]
Convertible Notes Payable		$ 200,000
Debt Instrument, Convertible, Latest Date		Apr. 30, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.60